Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Commitments And Contingencies
Non-cash lease expense (operating cash flow)	$ 14,000	$ 11,000	$ 24,011	$ 137,717
Change in lease liabilities (operating cash flow)	$ (14,000)	$ (11,000)	(23,280)	(237,607)
Operating leases			$ 7,319	$ 76,269